Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	BOUNDLESS BIO, INC.
Entity Central Index Key	0001782303
Amendment Flag	false
Entity Tax Identification Number	83-0751369
Entity Address, Address Line One	11099 North Torrey Pines Road	[1]
Entity Address, Address Line Two	Suite 150 La Jolla	[1]
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
Entity Incorporation, State or Country Code	DE
City Area Code	858
Local Phone Number	766-9912
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	11099 North Torrey Pines Road
Entity Address, Address Line Two	Suite 150 La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	766-9912
Contact Personnel Name	Jessica Oien

[1]	We are currently a fully remote company and do not maintain physical offices. Stockholder communications required to be sent to our principal executive offices may be directed to the Corporate Secretary at this mailing address.